Nationwide Schroders Global Equity Fund Investment Objectives and Goals - Nationwide Schroders Global Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide Schroders Global Equity Fund (formerly, Nationwide Global Sustainable Equity Fund)
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide Schroders Global Equity Fund seeks to maximize total return, consisting of capital appreciation and current income.